LONG-TERM DEBT (10K) -Maturities of long-term debt (Details 1) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
2017	$ 629
2018	625
2019	588
2020	358
2021	5
Long-term debt	$ 2,205	$ 2,332